Note 10 - Discontinued Operations	3 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
10.	Discontinued Operations

Following the close of trading on the Nasdaq Capital Market on
May 30, 2018,
the Company completed the spin-off of its drybulk fleet (excluding M/V Monica P, a handymax drybulk carrier, which was agreed to be sold) to EuroDry Ltd. Accordingly, the results of operations and financial condition of EuroDry have been presented in discontinued operations for all historical comparative periods presented. The revenue and loss for the discontinued operations for the periods ended
March
31,
2018
and
2019
are analyzed as follows:

	Three months ended March 31, (discontinued operations)
	2018	2019
Statement of Operations Data
Time charter revenue	4,912,495	–
Commissions	(271,808)	–
Voyage expenses	(94,521)	–
Vessel operating expenses	(2,347,987)	–
Drydocking expenses	(1,460,834)	–
Management fees	(379,410)	–
Vessel depreciation	(1,205,139)	–
Other general and administrative expenses	(257,261)	–
Operating loss	(1,104,465)	–
Total other expenses, net	(341,223)	–
Net loss attributable to discontinued operations	(1,445,688)	–
Loss per share attributable to common shareholders, basic and diluted	(0.65)	–
Weighted average number of shares outstanding during period, basic and diluted	2,226,753	–